Performance Management	Oct. 31, 2025
Vaughan Nelson Emerging Markets Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of Institutional Class shares of the Fund compare with the average annual total returns of a the MSCI Emerging Markets Index, a broad-based market index, and the MSCI Emerging Markets SMID Cap Index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Prior to March 1, 2024, the Fund was named the Vaughan Nelson Emerging Markets Opportunities Fund and invested primarily in equity securities of small- to mid-capitalization emerging market companies. Updated performance information is available at the Fund’s website, https://www.im.natixis.com/us/vaughan-nelson-funds. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Effective October 1, 2019, Vaughan Nelson Investment Management, L.P. became investment advisor to the Fund. The performance shown for periods prior to October 1, 2019, is that of the Fund’s previous advisor, Advisory Research, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of Institutional Class shares of the Fund compare with the average annual total returns of a the MSCI Emerging Markets Index, a broad-based market index, and the MSCI Emerging Markets SMID Cap Index.
Bar Chart [Heading]	Calendar Year Total Return (before taxes) for Institutional Class Shares For each calendar year at net asset value per share (“NAV”)
Bar Chart [Table]
Bar Chart Closing [Text Block]
Institutional Shares
Highest Calendar Quarter Return at NAV	23.08%	Quarter Ended 06/30/2020
Lowest Calendar Quarter Return at NAV	(30.82)%	Quarter Ended 03/31/2020

Highest Quarterly Return, Label [Optional Text]	Highest Calendar Quarter Return at NAV
Highest Quarterly Return	23.08%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return	(30.82%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns for periods ended December 31, 2025	One Year	Five Years	Ten Years
Institutional Class Shares – Return Before Taxes	45.54%	9.86%	7.88%
Institutional Class Shares – Return After Taxes on Distributions**	42.33%	9.35%	7.38%
Institutional Class Shares – Return After Taxes on Distributions and Sale of Fund Shares**	29.47%	7.95%	6.42%
Investor Class Shares – Return Before Taxes*	45.10%	9.58%	7.61%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	33.57%	4.20%	8.42%
MSCI Emerging Markets SMID Cap Index (reflects no deduction for fees, expenses or taxes)	24.86%	7.30%	7.91%

*        Investor Class shares were first offered on December 2, 2019. The performance figures for Investor Class shares include the performance for the Institutional Class shares for the period prior to December 2, 2019, adjusted for Investor Class shares’ expenses, which are higher than the expenses of Institutional Class shares.

**      After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	https://www.im.natixis.com/us/vaughan-nelson-funds
Vaughan Nelson International Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of the Fund compare with the average annual total returns of the MSCI All Country World Index ex-USA, a broad-based securities market index, and the MSCI EAFE Small Cap Index. Prior to March 1, 2024, the Fund was named the Vaughan Nelson International Small Cap Fund and invested primarily in ex-U.S. international equity securities of small capitalization companies. Updated performance information is available at the Fund’s website, https://www.im.natixis.com/us/vaughan-nelson-funds. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Effective October 1, 2019, Vaughan Nelson Investment Management, L.P. became investment advisor to the Fund. The performance shown for periods prior to October 1, 2019, is that of the Fund’s previous advisor, Advisory Research, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of the Fund compare with the average annual total returns of the MSCI All Country World Index ex-USA, a broad-based securities market index, and the MSCI EAFE Small Cap Index.
Bar Chart [Heading]	Calendar Year Total Return (before taxes) for Institutional Class Shares For each calendar year at net asset value per share (“NAV”)
Bar Chart [Table]
Bar Chart Closing [Text Block]
Institutional Class
Highest Calendar Quarter Return at NAV	23.49%	Quarter Ended 06/30/2025
Lowest Calendar Quarter Return at NAV	(25.31)%	Quarter Ended 03/31/2020

Highest Quarterly Return, Label [Optional Text]	Highest Calendar Quarter Return at NAV
Highest Quarterly Return	23.49%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return	(25.31%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns for periods ended December 31, 2025	One Year	Five Years	Ten Years
Institutional Class Shares – Return Before Taxes	49.90%	6.02%	8.35%
Institutional Class Shares – Return After Taxes on Distributions**	49.80%	5.80%	8.05%
Institutional Class Shares – Return After Taxes on Distributions and Sale of Fund Shares**	29.96%	4.74%	6.86%
Investor Class Shares – Return Before Taxes*	49.52%	5.75%	8.08%
MSCI All-Country World Index ex-USA (reflects no deduction for fees, expenses or taxes)	32.38%	7.91%	8.41%
MSCI EAFE Small Cap Index (reflects no deduction for fees, expenses or taxes)	31.83%	5.62%	7.49%

*        Effective February 10, 2020, the Fund converted its existing Advisor Class shares to Institutional Class shares and the Advisor Class was then terminated. The Advisor Class shares (which were previously designated as Investor Class shares) were first offered on March 31, 2010. Institutional Class shares (which were previously designated as Class I shares) were first offered on December 31, 2013. Investor Class shares were first offered on December 2, 2019. The performance figures for Investor Class shares include the performance for the Institutional Class shares for the period prior to December 2, 2019, adjusted for Investor Class shares’ expenses, which are higher than the expenses of Institutional Class shares.

**      After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	https://www.im.natixis.com/us/vaughan-nelson-funds